Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.6%
	Aerospace/Defense—1.6%
$ 9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 9,739,573
20,750,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	21,249,592
13,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	14,210,073
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	39,722,913
6,175,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	5,845,519
14,275,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	13,598,412
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,713,435
	TOTAL	122,079,517
	Airlines—0.2%
11,418,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	11,352,226
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,078,598
	TOTAL	13,430,824
	Automotive—6.4%
4,100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	4,194,508
36,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	36,289,454
3,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	3,919,307
1,395,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	1,397,426
6,875,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	6,860,477
36,600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	32,112,496
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,698,693
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	29,842,891
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	21,455,167
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,687,897
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	11,292,391
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,262,268
22,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	22,512,831
23,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	23,365,535
12,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	12,698,348
30,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	29,766,052
27,600,000	IHO Verwaltungs GmbH, 144A, 4.750%, 9/15/2026	26,934,810
17,225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	17,162,301
21,000,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	21,037,821
13,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	13,970,384
80,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	81,024,849
36,525,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	31,399,768
6,525,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	6,657,223
6,750,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	6,923,549
10,500,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	10,908,912
	TOTAL	488,375,358
	Banking—0.2%
12,675,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	12,723,131
	Building Materials—3.4%
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,312,768
3,275,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,966,914
5,975,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	6,114,038
10,275,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	10,226,346
4,550,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	3,753,468
33,150,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	28,407,452
39,475,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	35,413,287

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 26,425,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	$ 25,000,526
14,925,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	14,477,221
4,925,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	5,063,424
11,525,000	Miter Brands Acquistion Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	11,700,440
6,575,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	6,158,126
15,050,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	12,890,706
15,725,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	14,336,869
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,706,649
28,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	27,810,592
1,925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	1,930,908
25,800,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	25,561,611
15,375,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	15,422,201
	TOTAL	262,253,546
	Cable Satellite—6.9%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	435,996
14,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	12,005,311
40,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	34,639,775
8,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,938,510
31,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	27,625,256
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	2,837,735
27,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	24,485,206
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,330,512
9,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,909,492
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,109,940
7,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	7,111,543
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,041,780
3,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,546,800
24,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	16,918,084
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	17,903,730
20,125,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	7,968,816
21,175,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	17,724,667
31,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	12,925,293
3,975,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	3,065,112
5,600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	3,179,736
6,025,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	4,433,785
14,700,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	6,923,774
18,650,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	12,014,745
24,525,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	10,295,396
16,350,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	15,331,207
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,751,985
15,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	12,644,281
9,825,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	9,023,068
18,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	16,465,976
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,486,233
20,375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	19,492,982
44,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	41,992,940
40,275,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	36,680,859
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,682,331
7,400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,424,323
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,181,595
10,100,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	8,564,196
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	14,897,076
14,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	12,758,629
7,925,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	7,007,425

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	$ 3,463,979
31,625,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	31,472,216
	TOTAL	527,692,295
	Chemicals—2.6%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,341,204
6,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	6,002,479
5,275,000	Axalta Coating Systems Dutch Holding B BV, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,538,682
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,658,133
9,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	9,497,676
20,250,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	18,780,275
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	11,075,901
35,550,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	30,892,861
11,125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	11,172,815
17,475,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	16,130,709
4,400,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	4,406,336
18,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	19,895,285
20,400,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	18,738,818
2,325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,152,428
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	3,876,174
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,383,813
4,050,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	4,162,614
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	12,848,704
	TOTAL	197,554,907
	Construction Machinery—0.8%
24,850,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	22,729,489
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,209,539
3,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,894,318
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,766,697
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,375,533
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,690,256
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,683,697
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	837,737
	TOTAL	58,187,266
	Consumer Cyclical Services—3.7%
516,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	517,188
13,375,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	13,616,793
20,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	18,145,067
47,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	47,145,323
24,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	24,210,976
18,400,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	17,475,021
3,950,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	3,958,627
5,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	5,420,251
4,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	4,467,115
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	26,288,690
48,876,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	49,223,997
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,769,830
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,812,784
21,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	19,041,428
12,600,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	12,030,719
8,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	7,957,659
11,850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	12,086,818
11,900,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	12,139,809
	TOTAL	284,308,095

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—1.7%
$ 2,550,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	$ 2,661,172
53,250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	51,578,738
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,238,722
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,666,194
25,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	23,940,477
20,050,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	19,033,642
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	12,295,946
4,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	4,147,390
	TOTAL	128,562,281
	Diversified Manufacturing—1.3%
42,525,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	43,376,489
3,275,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	3,342,052
10,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	10,373,524
10,700,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	10,851,779
12,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	13,157,096
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,562,029
	TOTAL	99,662,969
	Finance Companies—2.7%
38,675,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	40,759,505
1,850,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	1,900,031
1,825,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	1,895,414
2,025,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	2,144,327
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	13,290,127
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,791,122
10,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	10,101,415
12,100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	12,146,004
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,474,285
17,400,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	15,988,658
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	16,451,389
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	16,216,051
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	9,730,377
25,375,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	25,211,329
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	18,916,503
11,200,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,042,586
	TOTAL	210,059,123
	Food & Beverage—1.4%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,121,549
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,148,903
19,450,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	20,061,918
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	15,781,756
6,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	6,395,558
8,100,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	8,212,887
12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	11,965,329
9,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	9,587,001
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,330,267
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,532,341
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,465,492
	TOTAL	106,603,001
	Gaming—5.0%
18,575,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	16,208,764
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,463,851
11,375,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	10,487,638
11,125,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	11,483,281
12,075,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	12,241,896

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	$ 8,646,121
7,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	7,969,267
3,500,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	3,433,867
425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	420,244
19,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	19,421,243
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	22,766,926
15,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,883,554
6,775,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	7,074,123
19,575,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	19,653,435
12,500,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	11,822,081
40,325,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	37,804,687
22,075,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	22,856,389
18,425,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	16,319,420
7,725,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	7,544,128
13,125,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	12,810,642
20,400,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	19,968,530
4,075,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	4,115,595
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	31,911,712
4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	3,921,286
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,639,474
9,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	9,571,661
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,899,857
1,900,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,831,290
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,348,606
12,750,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	13,299,348
	TOTAL	380,818,916
	Health Care—4.6%
13,625,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	13,025,188
11,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	10,769,634
32,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	31,177,115
10,050,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	7,636,309
21,600,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	17,734,993
9,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	9,033,150
3,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	3,136,196
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	13,709,367
5,350,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	5,518,874
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	4,416,727
10,825,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	9,661,952
3,175,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	3,432,378
7,850,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	7,836,199
7,400,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	7,448,233
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,236,456
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,302,650
2,550,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,625,891
3,375,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	3,265,108
5,250,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	4,761,094
8,275,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	8,453,658
16,725,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	15,619,974
73,300,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	70,902,722
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,478,077
1,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,473,688
5,250,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	4,958,037
18,900,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	18,576,974
16,275,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	16,319,921

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 5,675,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	$ 5,835,209
27,550,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	27,637,267
4,625,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	4,460,140
		TOTAL	350,443,181
		Health Insurance—0.5%
23,175,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	22,456,626
12,900,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	12,425,676
		TOTAL	34,882,302
		Independent Energy—3.8%
6,325,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,186,481
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,558,346
6,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,962,805
9,850,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	9,867,058
8,375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	8,602,540
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,657,857
6,000,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	5,944,340
1,900,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	32,775
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	175,519
2,250,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,238,956
1,600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,591,260
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,211,823
4,775,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	5,160,500
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,499,040
16,050,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	16,871,141
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,821,577
22,450,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	21,772,222
3,725,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,756,513
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,679,299
7,625,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	7,701,136
8,900,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	8,951,083
11,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	11,579,398
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,653,840
5,725,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	5,775,228
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,923,123
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,960,263
5,900,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	6,133,056
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,213,384
13,025,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	12,359,963
10,175,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	10,652,838
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	9,150,773
4,450,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,442,303
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,583,682
9,175,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,191,618
8,325,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	8,385,390
8,350,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	8,445,736
5,950,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,563,938
7,675,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,497,247
2,525,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,609,577
		TOTAL	292,363,628
		Industrial - Other—1.6%
8,775,000		ARTERA SERVICES LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	9,002,194
20,575,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	20,856,086
2,950,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,757,912
51,375,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	48,152,343

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$ 26,725,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	$ 27,869,471
17,325,000	TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	17,001,124
	TOTAL	125,639,130
	Insurance - P&C—7.4%
21,350,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	21,682,804
1,925,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	1,844,769
21,475,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	21,875,702
7,050,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	7,003,906
12,725,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	12,917,300
30,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	29,211,337
8,550,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	8,679,370
62,325,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	63,105,700
25,700,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	24,497,998
12,200,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	12,477,489
18,850,000	Baldwin Insurance Group Holdings LLC/Baldwin Insureance Group Holdings Finance, 144A, 7.125%, 5/15/2031	19,448,662
62,850,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	60,629,415
18,700,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,776,558
36,125,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	37,281,325
27,575,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	26,496,895
52,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	54,305,909
19,625,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	20,601,989
23,550,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	25,280,737
40,250,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	41,326,084
11,675,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	11,004,943
45,800,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	47,411,152
	TOTAL	565,860,044
	Leisure—1.8%
3,825,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	3,992,241
3,375,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	3,368,909
3,650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	3,687,591
8,550,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	9,094,729
13,025,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	12,974,919
6,775,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	7,134,827
7,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	7,913,248
17,500,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	17,636,561
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	730,959
4,325,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	4,302,434
7,750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	7,720,030
10,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	10,255,231
5,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,746,871
15,775,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	16,273,000
32,125,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	30,624,727
	TOTAL	141,456,277
	Lodging—0.7%
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	1,643,577
9,275,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,605,944
5,050,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,047,959
13,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	12,995,834
3,225,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	3,120,982
9,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	10,043,415
4,825,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	4,986,232
10,650,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	10,055,949
	TOTAL	56,499,892

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—3.7%
$ 30,875,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	$ 1,273,594
14,100,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	581,625
3,674,000		Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	1,451,230
16,475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	10,756,815
2,750,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	2,664,772
6,200,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	4,168,761
5,400,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	3,338,159
5,800,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	3,804,190
2,000,000		Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,846,149
8,850,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,598,542
3,100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,756,753
62,775,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	59,239,068
4,800,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	4,420,863
19,175,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	18,614,123
3,200,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,354,473
6,225,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	5,776,924
8,200,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	7,541,330
6,575,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,430,542
16,600,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	14,889,765
5,375,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	2,577,784
13,250,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	9,226,107
2,775,000		Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	1,931,608
15,950,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	13,580,542
12,350,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	7,527,448
20,775,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	18,977,269
28,600,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	16,742,440
14,425,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	12,615,280
11,100,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	10,697,816
15,200,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	15,290,136
8,175,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	6,246,345
6,425,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,841,362
1,250,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,127,673
		TOTAL	283,889,488
		Metals & Mining—0.7%
19,650,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,661,012
3,850,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,517,690
1,150,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,159,253
12,825,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	12,887,368
21,350,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	19,968,002
		TOTAL	56,193,325
		Midstream—5.6%
1,725,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,670,298
15,425,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	15,206,039
9,325,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	9,125,901
23,650,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,609,293
32,175,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	31,981,785
2,050,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,092,747
4,575,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,702,729
6,225,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	6,483,250
13,050,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	12,637,503
10,500,000		Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	10,304,978
22,225,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	20,412,033
11,575,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,232,159
17,675,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	16,309,035

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 21,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	$ 21,282,198
5,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	5,230,891
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	9,589,938
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	22,935,406
2,120,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,121,153
5,525,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	5,643,892
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,440,870
1,600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,644,934
1,450,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	1,565,806
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	4,226,386
15,300,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,903,961
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,482,559
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	572,338
4,500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,590,944
19,150,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	18,866,149
15,025,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	15,119,087
9,500,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	9,569,094
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,549,662
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	27,477,197
3,425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	3,322,339
12,300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	12,194,291
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,244,923
24,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	24,120,491
4,600,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	4,546,941
1,850,000	Western Midstream Operating LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,809,818
5,100,000	Western Midstream Operating LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,049,409
10,400,000	Western Midstream Operating LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	9,161,220
	TOTAL	428,029,647
	Oil Field Services—2.2%
29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	29,403,134
29,575,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	29,727,668
16,575,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	17,061,178
15,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	16,046,476
6,900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	6,784,924
2,975,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	3,180,409
1,575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,604,868
6,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	6,124,950
11,425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	11,429,624
6,147,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	6,180,642
26,200,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	26,366,187
17,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	17,947,960
	TOTAL	171,858,020
	Packaging—4.6%
34,714,354	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	8,804,949
23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	19,901,593
37,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	21,640,754
32,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	18,792,139
13,750,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,826,123
1,475,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,260,884
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,394,436
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,959,457
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,301,107
8,225,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	8,204,313
72,100,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	70,816,613

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	$ 8,475,679
17,475,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	17,517,659
13,375,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	13,820,153
5,425,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,994,824
8,113,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	8,127,927
11,475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	11,368,213
14,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	13,919,491
17,525,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	17,783,056
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,749,993
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,441,031
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,172,481
5,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	6,149,883
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,207,651
47,075,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	46,251,472
	TOTAL	351,881,881
	Paper—0.4%
16,225,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	15,386,632
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,078,222
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,264,126
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	931,364
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,227,499
	TOTAL	31,887,843
	Pharmaceuticals—1.7%
8,850,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	6,824,943
5,050,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	4,120,699
2,100,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,788,077
14,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	7,328,160
7,350,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	3,719,063
1,175,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	598,163
17,700,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	9,358,875
13,925,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	7,594,126
40,075,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	36,605,465
17,175,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	16,141,810
7,525,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	7,601,808
3,825,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	3,977,048
3,400,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	3,196,729
23,600,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	21,735,404
	TOTAL	130,590,370
	Restaurant—1.5%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,752,346
72,875,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	65,056,208
8,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	8,471,937
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,167,204
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	5,926,967
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,442,027
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	6,675,795
5,450,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	5,286,468
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,729,742
	TOTAL	117,508,694
	Retailers—1.3%
16,225,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	16,129,273
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	211,657
16,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	15,227,659
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	5,164,597

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	$ 7,284,579
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	8,011,097
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,917,994
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,082,848
3,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	3,016,359
25,850,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	27,126,421
4,700,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	4,844,948
875,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	866,418
	TOTAL	96,883,850
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,581,205
12,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,650,401
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,177,324
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,192,860
8,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	8,807,910
	TOTAL	46,409,700
	Technology—11.6%
2,725,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	2,786,471
5,550,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	5,867,388
20,300,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	21,108,123
15,150,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	7,980,531
11,475,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	11,778,729
26,125,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	26,367,231
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,584,197
37,525,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	35,491,313
33,325,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	32,506,445
7,550,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	7,837,866
28,950,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	28,806,153
26,300,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	25,110,535
17,800,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	17,457,233
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	22,416,343
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	24,626,966
8,700,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	8,402,323
19,200,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	19,171,559
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	12,255,491
6,150,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	5,791,758
9,150,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	9,393,298
2,900,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	2,817,706
8,828,820	Goto Group, Inc., 144A, 5.500%, 5/1/2028	6,953,651
12,192,180	Goto Group, Inc., 144A, 5.500%, 5/1/2028	4,562,030
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	23,226,549
12,725,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	11,614,071
5,675,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	5,842,155
25,200,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	25,918,880
72,375,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	67,557,134
69,400,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	65,504,184
3,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	2,754,475
15,000,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	16,397,958
9,225,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,827,638
19,475,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	18,624,325
14,725,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	13,826,398
9,050,000	Open Text Corp., 144A, 6.900%, 12/1/2027	9,398,018
17,450,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	16,306,266
8,000,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	7,148,618

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 3,000,000		Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	$ 2,858,037
9,447,000		Rackspace Finance LLC, 144A, 3.500%, 5/15/2028	4,103,238
7,425,000		Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	7,649,373
39,925,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	36,093,824
4,350,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,207,661
1,150,000		Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	1,240,230
7,300,000		Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	7,931,913
26,409,625		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	30,262,560
3,100,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,883,001
8,700,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,593,456
4,450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,934,296
4,600,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	4,663,255
41,500,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	41,151,809
9,675,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	9,860,659
8,875,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	8,164,461
13,500,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	12,545,088
38,350,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	39,441,415
9,575,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	8,311,146
5,625,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	5,783,288
14,025,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	12,284,762
		TOTAL	887,983,481
		Transportation Services—0.4%
15,225,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,589,669
10,975,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	11,246,884
		TOTAL	26,836,553
		Utility - Electric—2.9%
13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	12,749,012
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	13,004,935
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,470,139
7,450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	7,041,681
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,206,863
22,922,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	10,200,290
5,850,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	5,605,372
19,900,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	20,685,847
4,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,375,146
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,538,879
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,648,812
2,082,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,820,014
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,176,877
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,301,746
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	11,044,100
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	26,209,603
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,766,222
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,574,175
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,569,840
28,825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	28,621,580
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,497,378
8,775,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	9,278,510
		TOTAL	219,387,021
		Wireless Communications—0.1%
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,444,008
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,781,541,402)	7,316,239,564

Principal Amount or Shares		Value
	INVESTMENT COMPANY—3.4%
263,423,369	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $263,423,369)	$ 263,423,369
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $8,044,964,771)	7,579,662,933
	OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	72,701,679
	TOTAL NET ASSETS—100%	$7,652,364,612
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$168,580,302	$—	$168,580,302
Purchases at Cost	$1,015,971,148	$536,834,993	$1,552,806,141
Proceeds from Sales	$(1,184,503,975)	$(273,411,624)	$(1,457,915,599)
Change in Unrealized Appreciation/Depreciation	$12,252	$—	$12,252
Net Realized Gain/(Loss)	$(59,727)	$—	$(59,727)
Value as of 7/31/2024	$—	$263,423,369	$263,423,369
Shares Held as of 7/31/2024	—	263,423,369	263,423,369
Dividend Income	$6,475,413	$2,956,912	$9,432,325

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,316,239,564	$—	$7,316,239,564
Investment Company	263,423,369	—	—	263,423,369
TOTAL SECURITIES	$263,423,369	$7,316,239,564	$—	$7,579,662,933

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind